UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                            March 31, 2007

Check here if Amendment [_];  Amendment Number
This amendment (check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee Partners, L.P.
Address:    100 Federal Street, 35th Floor
            Boston, MA 02110

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Holden
Title:      Director and Chief Financial Officer
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 18th day of April, 2007.

Thomas H. Lee Partners, L.P.
-------------------------------
(Name of Institutional Manager)

/s/Charles P. Holden
-------------------------------
(Signature of Person Duly Authorized to Submit This Report)

Number of Other Included Managers         0

Form 13F Information Table Entry Total    5

Form 13F Information Table Value Total    $2,120,383,076

           Name:             13F File              Name:             13F File
                                No.:                                    No.:
1. ____________________      ________   6. ____________________      ________
2. ____________________      ________   7. ____________________      ________
3. ____________________      ________   8. ____________________      ________
4. ____________________      ________   9. ____________________      ________
5. ____________________      ________  10. ____________________      ________

     Item 1      Item 2    Item 3      Item 4        Item 5                   Item 6              Item 7            Item 8
     ------      ------    ------      ------        ------                   ------              ------            ------
                 Title                  Fair        Shares of                                     Managers      Voting Authority
    Name of       of       CUSIP        Market      Principal             Investment Discretion     see    -------------------------
     Issuer      Class     Number       Value        Amount     --------------------------------- Instr. V          (Shares)
                                                                (a) Sole  (b)Shared as  (c)Shared
                                                                             Defined in    Other          (a)Sole  (b)Shared   (c)No
                                                                             Instr. V
Refco, Inc.      Common   75866G109   14,173,893    48,875,492  48,875,492                              48,875,492

Spectrum Brands  Common   755081106   76,354,669    12,062,349  12,062,349                              12,062,349
Inc.

Warner Music     Common   934550104   947,773,67    55,555,315  55,555,315                              55,555,315
Group

Fidelity         Common   31620M106   527,540,20    11,604,492  11,604,492                              11,604,492
National
Information
Systems, Inc.

Warner Chilcott  Common   G9435N108   554,540,63    37,443,662  37,443,662                              37,443,662
Limited

COLUMN TOTALS                      2,120,383,076
